UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Consumer Discretionary - 14.4%
BorgWarner, Inc.	25,400	$1,655,826
Gentex Corp.	44,200	1,285,778
Home Depot, Inc.	18,100	1,465,376
Priceline.com, Inc. *	1,200	1,443,600
Starbucks Corp.	19,000	1,470,220
Wyndham Worldwide Corp.	19,400	1,468,968
		8,789,768
Consumer Staples - 7.8%
Coca-Cola Enterprises, Inc.	30,700	1,466,846
Kimberly-Clark Corp.	12,900	1,434,738
Kroger Co.	38,100	1,883,283
		4,784,867
Energy - 13.1%
Chevron Corp.	12,500	1,631,875
Exxon Mobil Corp.	15,410	1,551,479
Helmerich & Payne, Inc.	15,890	1,844,988
National Oilwell Varco, Inc.	18,600	1,531,710
Valero Energy Corp.	29,300	1,467,930
		8,027,982
Financials - 10.2%
American Express Co.	15,880	1,506,536
Chubb Corp.	16,600	1,530,022
Discover Financial Services	25,400	1,574,292
Travelers Companies, Inc.	17,100	1,608,597
		6,219,447
Health Care - 14.7%
Actavis *	7,400	1,650,570
Align Technology, Inc. *	25,600	1,434,624
C.R. Bard, Inc.	9,600	1,372,896
Gilead Sciences, Inc. *	17,100	1,417,761
Johnson & Johnson	15,300	1,600,686
McKesson Corp.	8,010	1,491,542
		8,968,079
Industrials - 15.0%
Alaska Air Group, Inc.	17,700	1,682,385
AMETEK, Inc.	27,650	1,445,542
Boeing Co.	10,900	1,386,807
Rockwell Automation, Inc.	12,200	1,526,952
Union Pacific Corp.	15,600	1,556,100
Wabtec Corp.	18,800	1,552,692
		9,150,478
Information Technology - 20.5%
Amdocs Ltd.	30,600	1,417,698
ANSYS, Inc. *	18,600	1,410,252
Apple, Inc.	18,200	1,691,326
Cisco Systems, Inc.	59,900	1,488,515
DST Systems, Inc.	15,000	1,382,550
Facebook, Inc., Class A *	23,000	1,547,670
Hewlett-Packard Co.	47,000	1,582,960
SanDisk Corp.	19,200	2,005,056
		12,526,027

Materials - 2.4%
Avery Dennison Corp.	28,600	1,465,750
Total Common Stocks
(Cost $44,924,165)		59,932,398

SHORT-TERM INVESTMENT - 1.1%
Invesco Liquid Assets Portfolio, 0.06% ^
(Cost $679,807)	679,807	679,807

Total Investments - 99.2%
(Cost $45,603,972)		60,612,205
Other Assets and Liabilities, Net - 0.8%		508,437
Total Net Assets - 100.0%		$61,120,642

* Non-income producing security.
^ Variable Rate security - The rate shown is the rate in effect as of June 30, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$59,932,398	$-	$-	$59,932,398
Short-Term Investment	679,807	-	-	679,807
Total Investments	$60,612,205	$-	$-	$60,612,205

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Smith Group Small Cap Focused Growth Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 14.2%
Children's Place Retail Stores, Inc.	243	$12,060
Cooper Tire & Rubber Co.	580	17,400
DineEquity, Inc.	172	13,672
Drew Industries, Inc.	324	16,203
ITT Educational Services, Inc. *	395	6,593
La-Z-Boy, Inc.	537	12,442
Orbitz Worldwide, Inc. *	1,970	17,533
		95,903
Consumer Staples - 2.6%
Sanderson Farms, Inc.	180	17,496
Financials - 11.1%
AmTrust Financial Services, Inc.	395	16,515
Evercore Partners, Inc.	304	17,523
Horace Mann Educators Corp.	497	15,541
Montpelier Re Holdings Ltd.	476	15,208
World Acceptance Corp. *	132	10,027
		74,814
Health Care - 20.6%
Align Technology, Inc. *	294	16,476
Anika Therapeutics, Inc. *	436	20,200
Centene Corp. *	243	18,373
Chemed Corp.	203	19,025
Emergent Biosolutions, Inc. *	324	7,277
Ligand Pharmaceuticals, Inc. *	110	6,852
NuVasive, Inc. *	476	16,931
PAREXEL International Corp. *	334	17,649
Sunesis Pharmaceuticals, Inc. *	1,165	7,596
Vanda Pharmaceuticals, Inc. *	517	8,365
		138,744
Industrials - 18.8%
A.O. Smith Corp.	355	17,601
Deluxe Corp.	365	21,382
EnerSys	233	16,028
HNI Corp.	440	17,208
RPX Corp. *	861	15,283
Spirit Airlines, Inc. *	386	24,410
UniFirst Corp.	142	15,052
		126,964
Information Technology # - 25.3%
ARRIS Group, Inc. *	670	21,795
Aruba Networks, Inc. *	790	13,841
Aspen Technology, Inc. *	360	16,704
Cardtronics, Inc. *	385	13,121
Euronet Worldwide, Inc. *	375	18,090
iGate Corp. *	456	16,594
j2 Global, Inc.	314	15,970
Manhattan Associates, Inc. *	609	20,968
NetScout Systems, Inc. *	410	18,179
TiVo, Inc. *	1,165	15,040
		170,302

Materials - 2.5%
Graphic Packaging Holding Co. *	1,420	16,614
Telecommunication Services - 2.7%
Inteliquent, Inc.	1,329	18,433
Total Common Stocks
(Cost $634,916)		659,270

SHORT-TERM INVESTMENT - 2.0%
Invesco Liquid Assets Portfolio, 0.06% ^
(Cost $13,687)	13,687	13,687

Total Investments - 99.8%
(Cost $648,603)		672,957
Other Assets and Liabilities, Net - 0.2%		1,254
Total Net Assets - 100.0%		$674,211

* Non-income producing security.
# As of June 30, 2014, the Fund had a significant portion of its assets invested in this sector.
^ Variable Rate security - The rate shown is the rate in effect as of June 30, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$659,270	$-	$-	$659,270
Short-Term Investment	13,687	-	-	13,687
Total Investments	$672,957	$-	$-	$672,957

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows:

	Smith Group Small Cap Focused Growth Fund	Smith Group Large Cap Core Growth Fund*
Cost of investments	$648,603	$45,603,972
Gross unrealized appreciation	45,467	15,068,981
Gross unrealized depreciation	(21,113)	(60,748)
Net unrealized appreciation	$24,354	$15,008,233

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   August 26, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   August 26, 2014